CONVERTIBLE DEBENTURES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023
Note 11. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	$ 247,316
Additions to debt		2,000,000
Derivative liability recognition		(783,856)
Debt settlement through conversion of shares (Note 11.1.1)		(1,174,639)
Interest accretion	11,672	343,556
Debt payments	(7,875)	(137,745)
Balance - December 31, 2023	251,113	247,316
Current portion
Non-current portion	251,113
Note 11. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	2,165,446
Additions to debt		6,000,000
Derivative liability recognition		(3,982,944)
Debt settlement through conversion of shares (Note 11.1.1)
Interest accretion	162,468	271,651
Debt payments	(119,103)	(123,261)
Balance - December 31, 2023	2,208,811	2,165,446
Current portion
Non-current portion	2,208,811
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2023	2,412,762
Additions to debt		8,000,000
Derivative liability recognition		(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)		(1,174,639)
Interest accretion	174,140	615,207
Debt payments	(126,978)	(261,006)
Balance - December 31, 2023	2,459,924	$ 2,412,762
Current portion
Non-current portion	$ 2,459,924